Subsequent Event (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Percentage of ownership in project			100.00%
Achievement of certain milestone		$ 1,750
ENAMI One Option (Ecuador) [Member]
Subsequent Event [Line Items]
Option payment amount		250
Exploration expenditures		$ 25,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of ownership in project	100.00%